BUSINESS ACQUISITION - Dada, allocation (Details) - USD ($) $ in Thousands	Apr. 30, 2020	Feb. 28, 2021
Business Acquisition [Line Items]
Goodwill.		$ 454,413
Dada
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1,269
Net assets acquired, excluding cash and cash equivalents, intangible assets and the related deferred tax liabilities	(172,118)
Goodwill.	168,233
Deferred tax liabilities	(6,018)
Noncontrolling interests	(1,146)
Total	14,292
Dada | User base and customer relationships
Business Acquisition [Line Items]
Intangible assets, net	$ 7,576
Amortization period
Amortization period (in years)	2 years
Dada | Trade name and domain names
Business Acquisition [Line Items]
Intangible assets, net	$ 13,452
Amortization period
Amortization period (in years)	5 years
Dada | Others
Business Acquisition [Line Items]
Intangible assets, net	$ 3,044
Amortization period
Amortization period (in years)	1 year